INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventories consist of the following:

	September 30,
	2018	2019
	RMB	RMB
Low value supplies	2,063	—
Parent seeds	81	—
Work in progress	79,803	28,527
	81,947	28,527